Note 6 - Stockholders' Equity (Detail) - Stock Option Activity (USD $)	12 Months Ended
Dec. 31, 2012
Outstanding at December 31, 2011	928,242
Outstanding at December 31, 2011 (in Dollars per share)	$ 5.43
Granted	238,500
Granted (in Dollars per share)	$ 0.70
Exercised	0
Exercised (in Dollars per share)	$ 0
Forfeited or expired	(97,601)
Forfeited or expired (in Dollars per share)	$ 4.02
Outstanding at December 31, 2012	1,069,141
Outstanding at December 31, 2012 (in Dollars per share)	$ 4.50
Outstanding at December 31, 2012	6 years 73 days
Outstanding at December 31, 2012 (in Dollars)	$ 0
Exercisable at December 31, 2012	698,995
Exercisable at December 31, 2012 (in Dollars per share)	$ 6.38
Exercisable at December 31, 2012	4 years 219 days
Exercisable at December 31, 2012 (in Dollars)	$ 0